INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Series Twenty [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 220,356	$ 536,012
Series Twenty One [Member]
Income Loss Not Recognized Under Equity Method Accounting	86,888	156,402
Series Twenty Two [Member]
Income Loss Not Recognized Under Equity Method Accounting	159,268	588,334
Series Twenty Three [Member]
Income Loss Not Recognized Under Equity Method Accounting	178,090	402,596
Series Twenty Four [Member]
Income Loss Not Recognized Under Equity Method Accounting	428,611	469,351
Series Twenty Five [Member]
Income Loss Not Recognized Under Equity Method Accounting	130,543	169,546
Proceeds from Limited Partnership Investments	618,889
Series Twenty Six [Member]
Income Loss Not Recognized Under Equity Method Accounting	900,257	1,187,293
Series Twenty Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting	262,813	331,280
Series Twenty Eight [Member]
Income Loss Not Recognized Under Equity Method Accounting	888,944	968,689
Series Twenty Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,439,168	949,962
Series Thirty [Member]
Income Loss Not Recognized Under Equity Method Accounting	680,994	739,185
Series Thirty One [Member]
Income Loss Not Recognized Under Equity Method Accounting	2,070,330	1,464,658
Series Thirty Two [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,389,322	1,492,651
Series Thirty Three [Member]
Income Loss Not Recognized Under Equity Method Accounting	615,022	631,989
Series Thirty Four [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,312,415	1,509,143
Series Thirty Five [Member]
Income Loss Not Recognized Under Equity Method Accounting	767,266	774,863
Series Thirty Six [Member]
Income Loss Not Recognized Under Equity Method Accounting	478,049	680,056
Series Thirty Seven [Member]
Income Loss Not Recognized Under Equity Method Accounting	1,554,735	1,673,310
Series Thirty Eight [Member]
Income Loss Not Recognized Under Equity Method Accounting	446,193	2,708,461
Series Thirty Nine [Member]
Income Loss Not Recognized Under Equity Method Accounting	607,980	2,650,044
Series Forty [Member]
Income Loss Not Recognized Under Equity Method Accounting	419,385	122,269
Series Forty One [Member]
Income Loss Not Recognized Under Equity Method Accounting	333,869	726,679
Series Forty Two [Member]
Income Loss Not Recognized Under Equity Method Accounting	527,871	396,622
Series Forty Three [Member]
Income Loss Not Recognized Under Equity Method Accounting	134,805	461,452
Series Forty Four [Member]
Income Loss Not Recognized Under Equity Method Accounting	4,133,937	696,097
Series Forty Five [Member]
Income Loss Not Recognized Under Equity Method Accounting	$ 522,878	$ 45,087